INCOME TAXES - Reconciliation of income tax expense applying statutory tax and effective tax rates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Statutory income tax rate	26.20%	26.20%
Income before income tax expense	$ 7,626	$ 2,306
Computed income tax expense	1,998	604
Increase (decrease) in income tax expense resulting from:
Non-taxable gain on revaluation of MLSE investment	(1,304)	0
Non-deductible (taxable) stock-based compensation	11	(13)
Non-taxable portion of capital gains	(9)	0
Unrealized capital losses for which no deferred tax asset is recognized	42	0
Recognition of previously unrecognized capital loss	(10)	0
Other	(8)	(19)
Total income tax expense	$ 720	$ 572
Effective income tax rate	9.40%	24.80%